Significant Accounting Policies - Schedule of Dilutive Weighted Average Shares (Details) (10-K) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Dilutive securities excluded from computation of earnings per share	351,000	589,000	351,000	589,000	343,000	625,000
Common Stock Purchase Warrants [Member]
Dilutive securities excluded from computation of earnings per share	279,000	279,000	279,000	279,000	279,000	336,000
Stock Options [Member]
Dilutive securities excluded from computation of earnings per share					64,000	100,000
Restricted Shares of Common Stock [Member]
Dilutive securities excluded from computation of earnings per share						1,000
Convertible Note [Member]
Dilutive securities excluded from computation of earnings per share						103,000
Advance from Novellus Dx Ltd [Member]
Dilutive securities excluded from computation of earnings per share						85,000